Unaudited Condensed Consolidated Statements of Cash Flows - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Operating activities
Loss for the period	€ (25,109)	€ (12,764)
Adjustments for:
Depreciation & amortization	308	50
Net financial result	(2,048)	(3,781)
Share based payment expense	3,890	5,938
Other non-cash adjustments	(205)	(58)
Changes in:
Current other assets	(2,063)	(248)
Provisions	(15)	52
Employee benefits	(84)	173
Social securities and current other tax liabilities	(185)	(2)
Trade and other payables	5,527	(1,189)
Interest received	1,270	681
Interest paid	(15)	0
Net cash from operating activities	(18,730)	(11,148)
Investing activities
Cash outflow from the purchase of intangible assets, laboratory and office equipment	(504)	(362)
Cash outflow for the investment in non-current financial assets	(76)	(33)
Proceeds from the disposal of non-current other financial assets	4	13
Proceeds from the disposal of current financial assets	17,709	0
Purchase of current financial assets	0	(8,014)
Net cash used in investing activities	17,133	(8,396)
Financing activities
Proceeds from issuance of share capital	0	52,991
Transaction cost from issuance of stock	0	(3,801)
Repayment of leasing debt	(125)	0
Net cash from financing activities	(125)	49,189
Effect of exchange rate changes	399	3,142
Change in cash and cash equivalents	(1,323)	32,787
Cash and cash equivalents at beginning of period	55,386	123,282
Cash and cash equivalents at end of period	€ 54,063	€ 156,069